Employee benefits - Narrative (Details) $ / shares in Units, CLF in Thousands, $ in Thousands			12 Months Ended
	Apr. 26, 2022 CLF	Apr. 23, 2021 CLF	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares
Employee benefits [Line Items]
Number of shares effected | shares			42,032	146,708
Personnel compensation | CLF	CLF 600	CLF 600
Weighted average share price | $ / shares			$ 54		$ 41.93
Executive compensation plan
Employee benefits [Line Items]
Number of shares effected | shares			188,740
Personnel compensation | $			$ 2,251	$ 5,978	$ 875
Financial target compensation plan
Employee benefits [Line Items]
Personnel compensation | $			$ 8,495